Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2015
Segment Reporting, including Geographic Area Data and Major Customers
Note 22	Segment Reporting, including Geographic Area Data and Major Customers

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. Corporate expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations are categorized as Corporate Administration and Other.

In the first quarter of 2014, the Company’s Japan-based entities qualified for discontinued operations treatment.

In July 2013, TSYS completed its acquisition of all the outstanding stock of NetSpend, which previously operated as a publicly traded company. NetSpend’s financial results are included in the NetSpend segment.

Refer to Note 24 for more information on acquisitions.

North America Services includes electronic payment processing services and other services provided from within the North America region. International Services includes electronic payment processing and other services provided from outside the North America region. Merchant Services includes electronic processing and other services provided to merchants and merchant acquirers. The NetSpend segment provides GPR prepaid debit and payroll cards and alternative financial service solutions to the underbanked and other consumers in the United States.

At TSYS, the chief operating decision maker (CODM) is a group consisting of Senior Executive Management and above. In the first quarter of 2014, the CODM decided that all share-based compensation costs should be included in the category “Corporate Administration and Other” for purposes of segment disclosures. All prior periods were restated to reflect this change. This change is used to evaluate performance and assess resources starting in the first quarter of 2014. The information utilized by the CODM consists of the financial statements and the main metrics monitored are revenue growth and growth in profitability.

Upon completion of the NetSpend acquisition in 2013, the CODM implemented a new metric called adjusted segment operating income in order to analyze each segment’s results of operations. This new metric consists of operating income adjusted for amortization of acquisition related intangibles and corporate administrative and other costs. All periods presented have been adjusted to reflect this new measure. Depreciation and amortization for the segments changed as a result of this new metric removing amortization associated with intangible assets from the total for the segments.

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates asymmetrically.

Years Ended December 31,
(in thousands)
Operating Segments	2015	2014	2013
Revenues before reimbursable items
North America Services	$1,147,254	954,082	860,645
International Services	331,159	341,785	321,484
Merchant Services	474,040	435,649	446,277
NetSpend	580,377	482,686	207,851
Intersegment revenues	(33,481)	(21,224)	(12,549)

Revenues before reimbursable items from external customers	$2,499,349	2,192,978	1,823,708

Total revenues
North America Services	$1,334,258	1,117,764	1,000,073
International Services	354,725	363,359	341,549
Merchant Services	549,369	510,120	533,050
NetSpend	580,377	482,686	207,851
Intersegment revenues	(39,188)	(27,052)	(18,218)

Revenues from external customers	$2,779,541	2,446,877	2,064,305

Depreciation and amortization
North America Services	$99,544	86,513	74,480
International Services	34,892	38,909	41,708
Merchant Services	18,268	14,571	12,034
NetSpend	10,686	7,509	3,121

Segment depreciation and amortization	163,390	147,502	131,343
Acquisition intangible amortization	92,522	96,971	65,893
Corporate Administration and Other	2,352	2,147	1,790

Total depreciation and amortization	$258,264	246,620	199,026

Adjusted segment operating income
North America Services	$429,064	351,512	321,619
International Services	60,087	55,123	42,068
Merchant Services	150,225	134,872	155,643
NetSpend	137,837	128,285	66,353

Total adjusted segment operating income	777,213	669,792	585,683
Acquisition intangible amortization	(92,522)	(96,971)	(65,893)
NetSpend merger and acquisition operating expenses	—	(3,217)	(14,220)
Share-based compensation	(41,549)	(30,790)	(28,933)
Corporate Administration and Other	(109,035)	(107,174)	(94,137)

Operating income	$534,107	431,640	382,500

As of December 31,	2015	2014
Total assets
North America Services	$3,516,328	3,327,160
International Services	348,714	356,590
Merchant Services	689,781	695,744
NetSpend	1,504,740	1,556,369
Intersegment assets	(2,151,263)	(2,202,282)

Total assets	$3,908,300	3,733,581

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in thousands)	2015	2014
United States	$241,814	237,865
Europe	41,953	45,503
Other	6,131	7,217

Totals	$289,898	290,585

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following tables reconcile segment external revenue to revenues by geography for the years ended December 31:

	2015
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$981,588	—	548,079	580,377	$2,110,044	75.9
Europe[1]	796	303,832	22	—	304,650	11.0
Canada[1]	288,728	—	355	—	289,083	10.4
Mexico	16,558	—	—	—	16,558	0.6
Other[1]	18,329	40,198	679	—	59,206	2.1

Total	$1,305,999	344,030	549,135	580,377	$2,779,541	100.0

	2014
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$778,766	—	508,747	482,686	$1,770,199	72.3
Europe[1]	781	304,308	—	—	305,089	12.5
Canada	290,248	—	248	—	290,496	11.9
Mexico	16,216	—	—	—	16,216	0.7
Other[1]	16,305	47,888	684	—	64,877	2.7

Total	$1,102,316	352,196	509,679	482,686	$2,446,877	100.0

	2013
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$712,252	—	533,939	207,851	$1,454,042	70.4
Europe[1]	774	293,803	—	—	294,577	14.3
Canada	242,975	—	178	—	243,153	11.8
Mexico	16,513	—	—	—	16,513	0.8
Other[1]	14,492	40,962	566	—	56,020	2.7

Total	$987,006	334,764	534,683	207,851	$2,064,305	100.0

1	Revenues are impacted by movements in foreign currency exchange rates

MAJOR CUSTOMER:    For the years ended December 31, 2015, 2014 and 2013, the Company had no major customers.